Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

(a)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIE and subsidiaries of the VIE have been eliminated upon consolidation.

(c)   Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to economic lives and impairment of long-lived assets, valuation of short-term and long-term investments, valuation allowance for deferred tax assets, uncertain tax position, valuation for share-based compensation, warrant liability and modification of the convertible preferred shares. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)   Foreign currency

The functional currency of the Company and Walnut HK is the US$. The Company’s PRC subsidiaries, the VIE and the subsidiaries of the VIE determined their functional currencies to be RMB based on the criteria of ASC 830, Foreign Currency Matters. The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income /(loss), a component of shareholders’ (deficits)/equity.

(e)   Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8755 on December 31, 2018, the last business day in December 2018, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and have original maturities of three months or less when purchased.

(g)   Restricted cash

Restricted cash represents cash received from consumers and reserved in a bank supervised account for payments to merchants.

In November 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), which requires entities to present the aggregate changes in cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, the statement of cash flows will be required to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. The Group adopted ASU 2016-18 retrospectively and presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Company’s consolidated statements of cash flows for all of the years presented. For the years ended December 31, 2016 and 2017, the changes in restricted cash of nil and RMB9,370,849, respectively, were previously reported within net cash used in operating activities in the consolidated statements of cash flows.

(h)   Short-term investments

All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Group accounts for short-term investments in accordance with ASC Topic 320 (“ASC 320”), Investments — Debt and Equity Securities. Interest income is included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method and such gains and losses are reflected in earnings during the periods in which gains or losses are realized.

(i)    Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer and office equipment	3 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

(j)    Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

For all periods presented, there were no impairment of any of the Group’s long-lived assets.

(k)  Fair value of financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, receivables from payment platforms, amount due from/to related parties, an interest-bearing loan to a related party, merchant deposits, customer advances, payables to merchants, short-term investments, an other non-current asset and convertible preferred shares. Other than the interest-bearing loan to a related party, other non-current asset and convertible preferred shares, the carrying values of these financial instruments approximated their fair values due to their short-term maturities.

The carrying amount of the interest-bearing loan to a related party approximated its fair value since it bore interest rate which approximated market interest rate. The convertible preferred shares were initially recognized at their respective fair value. The warrant liability was recognized at fair value.

The Group applies ASC 820, Fair Value Measurements and Disclosures (''ASC 820''). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(l)   Revenue recognition

The Group through its platform primarily offers online marketplace services that enable third-party merchants to sell their products to consumers in China. Revenues from online marketplace services consist of online marketing services revenues and transaction services fees. Payments for services are generally received before deliveries.

Effective January 1, 2018, the Group adopted ASU 2014-09, Revenue from contracts with Customers (Topic 606), using the modified retrospective method applying to those contracts not yet completed as of January 1, 2018. There were no changes made to the Company’s revenue recognition policy as a result of the adoption of Topic 606.  Under Topic 606, revenues are recognized when control of the promised services are transferred to the Group’s customers in amounts that reflect the consideration the Group expects to be entitled to in exchange for those services. The Group also evaluates whether it is appropriate to record the gross amounts of goods and services sold and the related costs, or the net amounts earned as commissions.

The Group presents value added taxes (“VAT”) as reductions of revenues.

Online marketplace services

The Group charges fees for transaction services to merchants for sales transactions completed on the Group’s online marketplace, where the Group does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise. Transaction services fee is determined as a percentage based on the value of merchandise being sold by the merchants. Revenues related to transaction services are recognized in consolidated statements of comprehensive loss at the time when the Group’s service obligations to the merchants are determined to have been completed under each sales transaction upon the consumers confirming the receipts of goods. Fees charged for transaction services are not refundable if and when consumers return the merchandise to merchants.

The Group also entered into contractual agreements with certain merchants to provide online marketing services on the Group’s online marketplace for which the Group receives service fees from merchants. Online marketing services allow merchants to bid for keywords that match product listings appearing in search or browser results on the Group’s online marketplace. Merchants prepay for online marketing services that are charged on a cost-per-click basis. The Group provides the online marketing services on its own platforms without involvement of any other party. Under ASC 606, the related revenues are recognized at a point of time when consumers click the merchants’ product listings when services are completed by the Group for the merchants. The positioning of such listings and the price for such positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism.

In order to promote its online marketplace and attract more registered consumers, the Group at its own discretion offers incentives such as coupons, credits and discounts to consumers. Consumers are not customers of the Group, therefore incentives offered to consumers are not considered payments to customers. Coupons and credits redeemable for coupons can only be used in future purchases of eligible merchandise offered on the Group’s online marketplace to reduce purchase price that are not specific to any merchant. As the consumers are required to make future purchases of the merchants’ merchandise to redeem these coupons, the Group recognizes the amounts of redeemed coupons as marketing expenses when future purchases are made. Discounts provided to consumers are not specific to any merchant and the associated costs to the Company are recognized when the related transaction services revenues are recognized.

During 2018, the Group also issued to consumers at its discretion, cash redeemable credits upon their completion of certain actions unrelated to the purchases of merchant products on the Group’s online marketplace. As the credits were redeemable for cash, the Group accrued for the related costs in marketing expenses based on the cash redemption value of each credit as it is issued, assuming all credits will be redeemed. As of December 31, 2018, the amount of outstanding credits was immaterial.

Merchandise sales

When the Group conducts online merchandise sales of fresh produce and other perishable products, it is primarily obligated for the merchandise sold to the customers, subject to inventory risk, has latitude in establishing prices and selecting suppliers. Revenues from merchandise sales are recorded on the gross basis when the customers confirm the receipts of goods. Proceeds received in advance of customer acceptance are recorded as current liabilities in customer advances.

(m)   Costs of revenues

Costs of online marketplace services consist primarily of payment processing fees paid to third party online payment platform, costs associated with the operation of the Group’s platform, such as bandwidths and server costs, depreciation and maintenance costs, staff costs and share-based compensation expenses, surcharges and other expenses directly attributable to the online marketplace services. Costs of merchandise sales consist of the same elements as those of online marketplace services, as well as the purchase price of merchandise, shipping and other logistics charges and write-down of inventories.

(n)   Advertising expenditures

Advertising expenditures are expensed when incurred. Total amount of advertising expenditures and incentive programs recognized in sales and marketing expenses were RMB113,691, RMB1,259,610 and RMB12,867,833 (US$1,871,549) for the years ended December 31, 2016, 2017 and 2018, respectively.

(o)   Research and development expenses

Research and development expenses include payroll, employee benefits, and other operating expenses associated with research and platform development. Research and development expenses also include rent, depreciation and other related expenses. To date, expenditures incurred between when the application has reached the development stage and when it is substantially complete and ready for its intended use have been inconsequential and, as a result, the Company did not capitalize any software development costs in the accompanying consolidated financial statements.

(p)   Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group did not enter into any capital leases for the years ended December 31, 2016, 2017 and 2018.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

(q)   Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expenses.

(r)   Share-based compensation

The Group applies ASC 718 (“ASC 718”), Compensation—Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Group measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period. The fair value of share options at the time of grant is determined using the binomial-lattice option pricing model.

(s)    Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries.

(t)   Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation difference and is presented in the consolidated statements of comprehensive loss.

(u)   Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted loss per share are not reported separately for Class A ordinary shares or Class B ordinary shares (the ''Ordinary Shares'') as each class of shares has the same rights to undistributed and distributed earnings.

(v)   Segment reporting

The Group follows ASC 280, Segment Reporting. The Group’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group revenues are derived from within the PRC, no geographical segments are presented.

(w)   Recent accounting pronouncements

The Jumpstart Our Business Startups Act ("JOBS Act") provides that an emerging growth company ("EGC") as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company as an EGC elected to take advantage of the extended transition period. However, the Company ceased to be an EGC on December 31, 2018 due to its rapid revenue growth in 2018.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), (“ASU 2016-02”), which requires a lessee to recognize a lease liability and a right-of-use asset for all leases with lease terms of more than 12 months. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within those years, and early adoption is permitted. In January 2018, the FASB issued ASU No. 2018-01, Leases: Land Easement Practical Expedient, (“ASU 2018-01”), which provides an optional transition practical expedient for land easements. The effective date of the transition requirements for the amendment is the same as the effective date and transition requirements in ASU 2016-02. Subsequently, the FASB issued ASU No. 2018-10 Codification Improvements to Topic 842, Leases, (“ASU 2018-10”), which clarifies certain aspects of the guidance issued in ASU 2016-02; and ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, (“ASU 2018-11”), which provides an additional transition method and a practical expedient for separating components of a contract for lessors.

ASU 2016-02 modifies existing guidance for off balance sheet treatment of lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842. ASU 2018-11, ASU 2018-10, and ASU 2016-02 (collectively, “the new lease standards”) are effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. These new lease standards become effective for the Company on January 1, 2019. The Company will adopt this standard effective January 1, 2019 using the modified retrospective method, and chose to apply the new standard as of the effective date and will not restate comparable period.

The Company will elect the package of practical expedients permitted under the transition guidance, which allows the Company to carry forward the historical lease classification, the assessment whether any expired or exiting contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Company will also elect the practical expedient not to separate lease and non-lease components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less. Certain operating leases related to rental of offices will be subject to ASU 2016-02 and right-of-use assets and lease liabilities will be recognized on the Company’s consolidated balance sheet. The Company currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Company’s balance sheet for certain in-scope operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In August 2018, the FASB issued ASU No. 2018-13 (‘‘ASU 2018-13’’), Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for the Company beginning after January 1, 2020 including interim periods within the year. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Company is not early adopting the standard and it is in the process of evaluation the impact of adoption of this new standard on its consolidated financial statements.